Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Service agreements
Related Party Transactions
Sales of goods and services	€ 367	€ 3,383
Purchases of goods and services	23,403	31,288
Balances
Accounts receivable	3,023		€ 5,303
Accounts payable	526		2,137
Accrued expenses	3,957		1,333
Products
Related Party Transactions
Sales of goods and services	40,324	33,125
Purchases of goods and services	254,679	284,511
Balances
Accounts receivable	26,546		27,380
Accounts payable	66,148		82,852
Fresenius SE | Service agreements
Related Party Transactions
Sales of goods and services	4	24
Purchases of goods and services	4,217	5,163
Balances
Accounts receivable	183		173
Accounts payable	244		1,488
Fresenius SE affiliates | Service agreements
Related Party Transactions
Sales of goods and services	36	136
Purchases of goods and services	19,186	26,117
Balances
Accounts receivable	376		396
Accounts payable	282		649
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	40,324	33,125
Purchases of goods and services	21,997	20,739
Balances
Accounts receivable	26,546		27,380
Accounts payable	7,098		9,624
Equity method investees | Service agreements
Related Party Transactions
Sales of goods and services	327	3,223
Purchases of goods and services		8
Balances
Accounts receivable	2,464		4,734
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	232,682	€ 263,772
Balances
Accounts payable	€ 59,050		€ 73,228